Inventories (Table)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of detailed information about inventories
The composition of inventory at each period-end is as follows:

Type of inventory	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Raw material	61,098	27,035
Production supplies	77,810	68,426
Products-in-progress	744,217	590,946
Finished product	891,469	1,097,874
Total	1,774,594	1,784,281

Schedule of information about inventory reserves
The breakdown of inventory allowances is detailed as follows:

Type of inventory	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Raw material and supplies for production	7,724	4,186
Products-in-progress	104,970	83,499
Finished product	21,074	16,372
Total	133,768	104,057

Schedule of movements in provisions of inventories
As of December 31, 2023, and 2022, movements in provisions are detailed as follows:

Reconciliation	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Beginning balance	104,057	75,892	80,930
Increase in Lower Value	32,926	29,693	(3,650)
Additional Provision Differences of Inventory	455	(161)	330
Increase / Decrease eventual differences and others	—	—	—
Provision Used	(3,670)	(1,367)	(1,718)
Total changes	29,711	28,165	(5,038)
Final balance	133,768	104,057	75,892